Biological assets (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in biological assets [abstract]
As of beginning of period		$ 2,828	$ 2,483
Purchases		329	272
Changes by transformation
Initial recognition and changes in the fair value of biological assets	[1]	1,601	1,122
Decrease due to harvest		(6,838)	(5,478)
Sales		(497)	(599)
Consumptions		(276)	(48)
Costs for the period / year		6,815	4,874
Foreign exchange gain		(44)	202
As of end of period		3,918	2,828
Agricultural business [Member] | Non-current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		1,408	1,358
Purchases
As of end of period		1,263	1,408
Agricultural business [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		1,420	1,125
Purchases
As of end of period		2,655	1,420
Agricultural business [Member] | Sown land-crops [Member] | Level 1 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		92	86
Purchases
Changes by transformation		(92)	(86)
Initial recognition and changes in the fair value of biological assets	[1]		(110)
Decrease due to harvest
Sales
Consumptions
Costs for the period / year		98	199
Foreign exchange gain			3
As of end of period		98	92
Agricultural business [Member] | Sown land-crops [Member] | Level 1 [Member] | Non-current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period
Purchases
As of end of period
Agricultural business [Member] | Sown land-crops [Member] | Level 1 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		92	86
Purchases
As of end of period		98	92
Agricultural business [Member] | Sown land-crops [Member] | Level 3 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		411	488
Purchases
Changes by transformation		92	86
Initial recognition and changes in the fair value of biological assets	[1]	1,144	1,070
Decrease due to harvest		(5,134)	(3,929)
Sales
Consumptions
Costs for the period / year		4,718	2,654
Foreign exchange gain		1	42
As of end of period		1,232	411
Agricultural business [Member] | Sown land-crops [Member] | Level 3 [Member] | Non-current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period
Purchases
As of end of period
Agricultural business [Member] | Sown land-crops [Member] | Level 3 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		411	488
Purchases
As of end of period		1,232	411
Agricultural business [Member] | Sugarcane fields [Member] | Level 3 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		701	353
Purchases
Changes by transformation
Initial recognition and changes in the fair value of biological assets	[1]	386	437
Decrease due to harvest		(1,704)	(1,549)
Sales
Consumptions
Costs for the period / year		1,401	1,367
Foreign exchange gain		(19)	93
As of end of period		765	701
Agricultural business [Member] | Sugarcane fields [Member] | Level 3 [Member] | Non-current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period
Purchases
As of end of period
Agricultural business [Member] | Sugarcane fields [Member] | Level 3 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		701	353
Purchases
As of end of period		765	701
Agricultural business [Member] | Breeding cattle and cattle for sale [Member] | Level 2 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		1,514	1,419
Purchases		94	160
Changes by transformation
Initial recognition and changes in the fair value of biological assets	[1]	(7)	(168)
Decrease due to harvest
Sales		(495)	(515)
Consumptions		(4)	(3)
Costs for the period / year		582	557
Foreign exchange gain		(26)	64
As of end of period		1,658	1,514
Agricultural business [Member] | Breeding cattle and cattle for sale [Member] | Level 2 [Member] | Non-current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		1,360	1,223
Purchases
As of end of period		1,220	1,360
Agricultural business [Member] | Breeding cattle and cattle for sale [Member] | Level 2 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		154	196
Purchases
As of end of period		438	154
Agricultural business [Member] | Dairy cattle [Member] | Level 2 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period			81
Purchases
Changes by transformation
Initial recognition and changes in the fair value of biological assets	[1]		(84)
Decrease due to harvest
Sales			(78)
Consumptions
Costs for the period / year			81
Foreign exchange gain
As of end of period
Agricultural business [Member] | Dairy cattle [Member] | Level 2 [Member] | Non-current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period			81
Purchases
As of end of period
Agricultural business [Member] | Dairy cattle [Member] | Level 2 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period
Purchases
As of end of period
Agricultural business [Member] | Other cattle [Member] | Level 2 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		87	30
Purchases		235	112
Changes by transformation
Initial recognition and changes in the fair value of biological assets	[1]	78	(23)
Decrease due to harvest
Sales		(2)	(4)
Consumptions		(269)	(39)
Costs for the period / year		12	11
Foreign exchange gain
As of end of period		141	87
Agricultural business [Member] | Other cattle [Member] | Level 2 [Member] | Non-current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		25	28
Purchases
As of end of period		19	25
Agricultural business [Member] | Other cattle [Member] | Level 2 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		62	2
Purchases
As of end of period		122	62
Agricultural business [Member] | Others [Member] | Level 1 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		23	26
Purchases
Changes by transformation
Initial recognition and changes in the fair value of biological assets	[1]
Decrease due to harvest
Sales			(2)
Consumptions		(3)	(6)
Costs for the period / year		4	5
Foreign exchange gain
As of end of period		24	23
Agricultural business [Member] | Others [Member] | Level 1 [Member] | Non-current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		23	26
Purchases
As of end of period		24	23
Agricultural business [Member] | Others [Member] | Level 1 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period
Purchases
As of end of period

[1]	Biological assets with a production cycle of more than one year (that is, cattle) generated "Initial recognition and changes in fair value of biological assets" amounting to Ps. 71 and Ps. (429) for the fiscal years ended June 30, 2019 and 2018, respectively. For the fiscal years ended June 30, 2018 and 2017, amounts of Ps. (65) and Ps. (305), was attributable to price changes, and amounts of Ps. 136 and Ps. (124), was attributable to physical changes generated by production result, respectively.